Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Allocation of assets acquired and liabilities assumed

Working capital	$7,543
Restricted cash	595
Property, plant and equipment	83,365
Regulatory assets	52,601
Other assets	1,221
Long-term debt	(25,349)
Regulatory liabilities	(9,874)
Pension and OPEB	(26,184)
Environmental obligation	(14,933)
Deferred income tax liability, net	(1,158)
Other liabilities	(817)
Total net assets acquired	$67,010